Intangible assets - Summary of intangible assets and goodwill (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Not internally generated
Disclosure of detailed information about intangible assets
Impairment of intangible asset	£ 1	£ 13
Not internally generated | Legal
Disclosure of detailed information about intangible assets
Impairment of intangible asset			£ 42
Not internally generated | Exhibitions
Disclosure of detailed information about intangible assets
Impairment of intangible asset			23
Internally generated | Exhibitions
Disclosure of detailed information about intangible assets
Impairment of intangible asset	£ 13	£ 0	£ 29